CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 1,949	$ 1,106
Financial assets	886	361
Accounts and other receivable, net	4,307	3,454
Inventory, net	1,562	1,068
Assets held for sale	63	14
Other assets	1,014	430
Current assets	9,781	6,433
Financial assets	483	423
Accounts and other receivable, net	853	908
Other assets	499	79
Property, plant and equipment	6,947	2,530
Deferred income tax assets	280	174
Intangible assets	5,523	3,094
Equity accounted investments	541	609
Goodwill	2,411	1,554
Total assets	27,318	15,804
Current liabilities
Accounts payable and other	7,188	4,865
Liabilities associated with assets held for sale	9	0
Corporate borrowings	0	0
Non-recourse subsidiary borrowings	1,819	825
Current liabilities	9,016	5,690
Accounts payable and other	1,894	773
Non-recourse subsidiary borrowings	9,047	2,440
Deferred income tax liabilities	867	837
Total liabilities	20,824	9,740
Equity
Limited partners	1,548	1,585
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.	1,415	1,453
Interest of others in operating subsidiaries	3,531	3,026
Total equity	6,494	6,064
Total liabilities and equity	$ 27,318	$ 15,804